Income Taxes (Details 3) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning Balance	$ 56.1	$ 40.4	$ 28.4
Additions for tax positions related to prior years	7.4	11.1	7.9
Reductions for tax positions related to prior years	(5.0)	(2.2)
Additions for tax positions related to the current year		12.9	9.2
Reductions for tax positions related to the current year	(1.8)
Reductions attributable to settlements with taxing authorities		(0.2)	(2.1)
Reductions as a result of a lapse of the applicable statute of limitations	(0.3)	(5.9)	(3.0)
Ending Balance	$ 56.4	$ 56.1	$ 40.4